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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F



 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2002
                                                        --------------

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

Michael B. Elefante
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


Hemenway & Barnes     60 State Street     Boston,     MA               02109
-------------------------------------------------------------------------------
Business Address     (Street)            (City)      (State)          (Zip)


(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


--------------------------------------------------------------------------------
                                   ATTENTION

           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and
              schedules are considered integral parts of this Form
          and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2002.

                                    Michael B. Elefante
                                   ---------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   ---------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                            13F File No.:           Name:                                         13F File No.:
1. Timothy F. Fidgeon (17)*                      28-06169                6.
--------------------------------------------     ------------------      ----------------------------------------      -------------
2. Fiduciary Trust Co.                           28-471                  7.
--------------------------------------------     ------------------      ----------------------------------------      -------------
3. Gannett, Welsh & Kotler                       28-4145                 8.
--------------------------------------------     ------------------      ----------------------------------------      -------------
4. Roy A. Hammer (14)*                                                   9.
--------------------------------------------     ------------------      ----------------------------------------      -------------
5. State Street Boston Corp.                     28-399                  10.
--------------------------------------------     ------------------      ----------------------------------------      -------------

* Refers to manager number on attached detail in Item 7.

                                                                                                                             PAGE: 1
AS OF:  MARCH 31, 2002                                            FORM 13F                   SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:                ITEM 2:       ITEM 3:            ITEM 4:        ITEM 5:      ITEM 6:      ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS  CUSIP NUMBER    FAIR MARKET VALUE  SHARES OR    INVESTMENT    MANAGERS VOTING AUTHORITY
                                                                                PRINCIPAL    DISCRETION             (A)    (B)  (C)
                                                                                  AMOUNT     (A) (B) (C)            SOLE SHARED NONE
AMGEN INC                    COMMON STOCK         031162100             446108       7475        xx                          7475
ANALOG DEVICES, INC.         COMMON STOCK         032654105             729648      16200        xx                         16200
AUTOMATIC DATA PROCESSING    COMMON STOCK         053015103             515690       8850        xx                          8850

AVERY DENNISON CORP          COMMON STOCK         053611109             582837       9550        xx                          9550
BP PLC ADR                   COMMON STOCK         055622104            1154819      21748        xx                         21748
BERKSHIRE HATHAWAY INC       CLASS B              084670207             433527        183        xx                           183
BRISTOL-MYERS SQUIBB CO      COMMON STOCK         110122108             479402      11840        xx                         11840
CAPITOL ONE FINL COP         COMMON STOCK         14040H105             229860       3600        xx                          3600
CISCO SYS INC                COMMON STOCK         17275R102             207511      12257        xx                         12257
COGNEX                       COMMON STOCK         192422103             390857      13450        xx                         13450
CONEXANT SYSTEMS INC         COMMON STOCK         207142100             230709      19146        xx                         19146
DEVRY INC                    COMMON STOCK         251893103             241040       8000        xx                          8000
DOW JONES & CO INC           COMMON STOCK         260561105           10713528     184018        xx                        184018

                                                                                                                             PAGE: 2
AS OF:  MARCH 31, 2002                                            FORM 13F                   SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:                ITEM 2:       ITEM 3:            ITEM 4:        ITEM 5:      ITEM 6:      ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS  CUSIP NUMBER    FAIR MARKET VALUE  SHARES OR    INVESTMENT    MANAGERS VOTING AUTHORITY
                                                                                PRINCIPAL    DISCRETION             (A)    (B)  (C)
                                                                                  AMOUNT     (A) (B) (C)            SOLE SHARED NONE
DOW JONES & CO INC           CLASS B              260561204           10664157     183170        xx                        183170
                             (RESTRICTED)
E I DU PONT DE NEMOURS & CO  COMMON STOCK         263534109             490360      10400        xx                         10400
EMC CORP                     COMMON STOCK         268648102             335310      28130        xx                         28130
EMERSON ELECTRIC CO          COMMON STOCK         291011104             470598       8200        xx                          8200
EXXON MOBIL CORP             COMMON STOCK         30231G102            1117665      25500        xx                         25500
FLEETBOSTON FINANCIAL CORP   COMMON STOCK         339030108             343000       9800        xx                          9800
FUEL CELL ENERGY INC         COMMON STOCK         35952H106             377452      23950        xx                         23950
GANNETT WELSH & KOTLER, INC  EQUITY FUND          364732107             478175      35953        xx                         35953
GENERAL ELECTRIC CO          COMMON STOCK         369604103            2179553      58199        xx                         58199
GENERAL MILLS INC.           COMMON STOCK         370334104             244250       5000        xx                          5000
HELMERICH & PAYNE INC        COMMON STOCK         423452101             292657       7300        xx                          7300
IGEN INTERNATIONAL INC       COMMON STOCK         449536101             325768       8600        xx                          8600
INTEL CORPORATION            COMMON STOCK         458140100            1770349      58216        xx                         58216

                                                                                                                             PAGE: 3
AS OF:  MARCH 31, 2002                                            FORM 13F                   SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:                ITEM 2:       ITEM 3:            ITEM 4:        ITEM 5:      ITEM 6:      ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS  CUSIP NUMBER    FAIR MARKET VALUE  SHARES OR    INVESTMENT    MANAGERS VOTING AUTHORITY
                                                                                PRINCIPAL    DISCRETION             (A)    (B)  (C)
                                                                                  AMOUNT     (A) (B) (C)            SOLE SHARED NONE
JEFFERSON-PILOT CORP         COMMON STOCK         475070108            1015923      20286        xx                         20286
JOHNSON & JOHNSON            COMMON STOCK         478160104            1806260      27810        xx                         27810
KOPIN CORP                   COMMON STOCK         500600101             286054      31400        xx                         31400
MERCK & CO INC               COMMON STOCK         589331107            1242289      21575        xx                         21575
MICROSOFT CORP               COMMON STOCK         594918104             672457      11150        xx                         11150
MINNESOTA MINING & MFG CO.   COMMON STOCK         604059105             506044       4400        xx                          4400
PEPSICO INC                  COMMON STOCK         713448108             303850       5900        xx                          5900
PFIZER INC                   COMMON STOCK         717081103             395413       9950        xx                          9950
PROCTER & GAMBLE CO          COMMON STOCK         742718109             486486       5400        xx                          5400
ROCKWELL INT'L CORP (NEW)    COMMON STOCK         773903109             225675      11250        xx                         11250
ROCKWELL COLLINS INC         COMMON STOCK         774341101             331643      13150        xx                         13150
SCHLUMBERGER LTD             COMMON STOCK         806857108             232339       3950        xx                          3950
WYETH                        COMMON STOCK         983024100             531765       8100        xx                          8100
AGGREGATE TOTAL:                                                    43,481,028